SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 5 (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Schedule Of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage minimum	0.00%
Contractual vesting percentage maximum	150.00%
Shares excluded from potential dilutive shares	0	7,673	0
Restricted Stock Awards [Member]
Schedule Of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage maximum	100.00%
Shares excluded from potential dilutive shares	0	1,934	0